Consolidated Statements of Loss and Comprehensive Loss (Parenthetical) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Of Earnings And Comprehensive Income Loss [Abstract]
Tax credits and grants	$ 16,227	$ 73,930